Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	$ (61)	$ 470	$ (491)
Gains (losses) financial investments	$ 108	$ 0	$ 47
Commodity price sensitivity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible chgange, market risk	20.00%	30.00%
Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	$ (78)
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	(397)
Portion agreed and settled	600	$ 75
Level 3 [member] | Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Portion agreed and settled	528
Portion fully realised	$ 72